Change in Accounting Principle - Stock Based Compensation - Change in Accounting Method and Its Impact on Key Components of Company's Condensed Consolidated Balance Sheets (Parenthetical) (Detail) (USD $)
	May 04, 2013	Feb. 02, 2013	Nov. 07, 2012	Jan. 28, 2012
Effect Of Change In Accounting Principle On Condensed Consolidated Balance Sheet [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0000
Common stock, shares authorized	180,000,000	180,000,000		1,000
Common stock, shares issued	38,856,251	38,856,251	4,782,609	1,000
Common stock, shares outstanding	38,108,092	37,967,635		1,000
As Reported [Member]
Effect Of Change In Accounting Principle On Condensed Consolidated Balance Sheet [Line Items]
Common stock, par value				$ 0
Common stock, shares authorized				1,000
Common stock, shares issued				1,000
Common stock, shares outstanding				1,000
As Revised [Member]
Effect Of Change In Accounting Principle On Condensed Consolidated Balance Sheet [Line Items]
Common stock, par value				$ 0
Common stock, shares authorized				1,000
Common stock, shares issued				1,000
Common stock, shares outstanding				1,000